Supplement dated March 8, 2024, to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_B01_(05/23) USP9070_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_B01_(05/23) USP9074_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_B01_(05/23) USP9073_12_B01_(05/23)	PRO9077_12_B01_(05/23) USP9077_12_B01_(05/23)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	PRO9071_12_B01_(05/23) USP9071_12_B01_(05/23)	PRO9072_12_B01_(05/23) USP9072_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource® RAVA 5 Select® Variable Annuity /
RiverSource® RAVA 5 Access® Variable Annuity (Offered
for contract applications signed prior to April 30, 2012)
	PRO9015_12_B01_(05/23) USP9015_12_B01_(05/23)	PRO9006_12_B01_(05/23) USP9006_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2012
but prior to April 29, 2013)
	PRO9021_12_B01_(05/23) USP9021_12_B01_(05/23)	PRO9012_12_B01_(05/23) USP9012_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2013)
	PRO9018_12_B01_(05/23) USP9018_12_B01_(05/23)	PRO9009_12_B01_(05/23) USP9009_12_B01_(05/23)
RiverSource® RAVA 5 Choice® Variable Annuity	PRO9099_12_B01_(05/23) USP9099_12_B01_(05/23)	PRO9100_12_B01_(05/23) USP9100_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9101_12_B01_(05/23) USP9101_12_B01_(05/23)	PRO9102_12_B01_(05/23) USP9102_12_B01_(05/23)
RiverSource® Apex Variable Annuity	PRO9109_12B_01_(05/23) ISP9109_12_B01_(05/23) USP9109_12_B01_(05/23)	PRO9110_12B_01_(05/23) ISP9110_12_B01_(05/23) USP9110_12_B01_(5/23)
RiverSource® Vista Variable Annuity	PRO9111_12B_01_(05/23) ISP9111_12_B01_(05/23) USP9111_12_B01_(05/23)	PRO9112_12B_01_(05/23) ISP9112_12_B01_(05/23) USP9112_12_B01_(5/23)
RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104_12B_01_(05/23) ISP9104_12_B01_(05/23) USP9104_12_B01_(05/23)	PRO9105_12B_01_(05/23) ISP9105_12_B01_(05/23) USP9105_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract I	PRO9022_12B_01_(05/23) ISP9022_12_B01_(05/23) USP9022_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12B_01_(05/23) ISP9023_12_B01_(05/23) USP9023_12_B01_(05/23)

Supplement dated March 8, 2024, to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
Evergreen New Solutions Select Variable Annuity	PRO9027_12_B01_(05/23) USP9027_12_B01_(05/23)
Evergreen Pathways Select Variable Annuity	PRO9029_12_B01_(05/23) USP9029_12_B01_(05/23)
RiverSource FlexChoice Select Variable Annuity	PRO9001_12_B01_(05/23) USP9001_12_B01_(05/23)
RiverSource Innovations Select Variable Annuity	PRO9002_12_B01_(05/23) USP9002_12_B01_(05/23)
RiverSource Signature One Select Variable Annuity	PRO9024_12_B01_(05/23) USP9024_12_B01_(05/23)
RiverSource Innovations Classic Select Variable Annuity	PRO9038_12_B01_(05/23) USP9038_12_B01_(05/23)
RiverSource Builder Select Variable Annuity	PRO9000_12_B01_(05/23) USP9000_12_B01_(05/23)
RiverSource Endeavor Select Variable Annuity	PRO9033_12_B01_(05/23) USP9033_12_B01_(05/23)
RiverSource AccessChoice Select Variable Annuity	PRO9032_12_B01_(05/23) USP9032_12_B01_(05/23)
RiverSource Signature Select Variable Annuity	PRO9025_12_B01_(05/23) USP9025_12_B01_(05/23)
Wells Fargo Advantage Select Variable Annuity	PRO9055_12_B01_(05/23) USP9055_12_B01_(05/23)
Wells Fargo Advantage Choice Select Variable Annuity	PRO9053_12_B01_(05/23) USP9053_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance	PRO9090_12_B01_(05/23) USP9090_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance III	PRO9092_12_B01_(05/23) USP9092_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_B01_(05/23) USP9094_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance 5 / RiverSource® Variable Universal Life Insurance 5 Estate Series	PRO9086_12_B01_(05/23) USP9086_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance 6v3	PRO9177_12B_01_(05/23) ISP9177_12_B01_(05/23)
RiverSource® Variable Universal Life 6 Insurance	PRO9088_12B_01_(05/23) USP9088_12_B01_(05/23)	PRO9089_12B_01_(05/23) ISP9089_12_B01_(05/23) USP9089_12_B01_(05/23)
RiverSource® Survivorship Variable Universal Life Insurance	PRO9113_12B_01_(05/23) ISP9113_12_B01_(05/23) USP9113_12_B01_(05/23)	PRO9114_12B_01_(05/23) ISP9114_12_B01_(05/23) USP9114_12_B01_(05/23)

The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product Prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the Prospectus remain in effect and unchanged.
The Board of Directors of the American Century Variable Portfolios, Inc. (“ACVP”) approved a proposal to reorganize certain ACVP portfolios (the “Acquired Funds”) into a newly organized series (the “Acquiring Funds”) of Lincoln Variable Insurance Portfolios (“LVIP”) that are substantially similar to the Acquired Funds (the “Reorganizations”). Each Reorganization is subject to the approval of shareholders of the respective Fund. A special meeting of shareholders of the Funds will be held on April 4, 2024. If approved by shareholders, the Reorganizations are expected to take place on or about the close of business on April 26, 2024 (the “Closing Date”). The list of Acquired Funds and corresponding Acquiring Funds is shown in the table below:
ACVP - Acquired Funds	LVIPT– Acquiring Funds
American Century VP Balanced Fund	LVIP American Century Balanced Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund
Class I	Standard Class II
Class II	Service Class
American Century VP International Fund	LVIP American Century International Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Ultra Fund	LVIP American Century Ultra Fund
Class I	Standard Class II
Class II	Service Class
American Century VP Value Fund	LVIP American Century Value Fund
Class I	Standard Class II
Class II	Service Class
After Reorganization into the Acquiring Funds on April 26, 2024, the LVIP American Century funds will be closed to new investors.

Shareholders of each Acquired Fund will vote separately on each Reorganization, and a Reorganization will only occur if approved. On the Closing Date, after the close of business, your Contract Value in the Sub-Account invested in each Acquired Fund at the time of the Reorganization will become invested in the Sub-Account that invests in the corresponding class of an Acquiring Fund, and the Acquired Funds will liquidate, cease operations, and will no longer be available for investment.
As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Acquired Funds as Investment Options under the Contract. As of the Closing Date, the Acquiring Funds will be added as Investment Options under your Contract.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9070-0003_(03/24)